Summary of significant accounting policies - Impairment for long-lived assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary of significant accounting policies
Impairment of long lived assets	$ 16,691,803	$ 0